UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2012

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

   /s/ John T. McCafferty             Dallas, TX             August 14, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 63
                      Form 13F Information Table Value Total: $6,850,598
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AEROPOSTALE                   COM            007865108  114,756 6,436,112 SH          SOLE             6,436,112         0         0
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                COM            023135106   62,111   272,000 SH          SOLE               272,000         0         0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   72,742   913,268 SH          SOLE               913,268         0         0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100  315,483   540,211 SH          SOLE               540,211         0         0
------------------------------------------------------------------------------------------------------------------------------------
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A - G0457F107   62,455 4,225,657 SH          SOLE             4,225,657         0         0
------------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD        SHS            Y0486S104  318,534 8,872,812 SH          SOLE             8,872,812         0         0
------------------------------------------------------------------------------------------------------------------------------------
AVERY DENNISON CORP           COM            053611109    6,234   228,009 SH          SOLE               228,009         0         0
------------------------------------------------------------------------------------------------------------------------------------
BANKRATE INC DEL              COM            06647F102   11,048   600,764 SH          SOLE               600,764         0         0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A           084670108   24,989       200 SH          SOLE                   200         0         0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702   37,082   445,000 SH          SOLE               445,000         0         0
------------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC               COM            093671105  153,149 9,583,790 SH          SOLE             9,583,790         0         0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                   COM NEW        096227301    4,630 3,704,101 SH          SOLE             3,704,101         0         0
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTCOVE INC                COM            10921T101    7,305   502,252 SH          SOLE               502,252         0         0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101  232,727 9,062,564 SH          SOLE             9,062,564         0         0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION             COM            125509109  313,328 7,121,086 SH          SOLE             7,121,086         0         0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM NEW        172967424   62,632 2,285,000 SH          SOLE             2,285,000         0         0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102  335,265 5,587,749 SH          SOLE             5,587,749         0         0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A           20030N101  122,457 3,830,372 SH          SOLE             3,830,372         0         0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL       20030N200   66,594 2,120,835 SH          SOLE             2,120,835         0         0
------------------------------------------------------------------------------------------------------------------------------------
CREDICORP LTD                 COM            G2519Y108  154,943 1,230,777 SH          SOLE             1,230,777         0         0
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                    COM            23918K108   67,825   690,616 SH          SOLE               690,616         0         0
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV                       COM CL A       25490A101   43,790   896,973 SH          SOLE               896,973         0         0
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                COM DISNEY     254687106   79,323 1,635,518 SH          SOLE             1,635,518         0         0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW           COM            256677105  189,122 3,477,139 SH          SOLE             3,477,139         0         0
------------------------------------------------------------------------------------------------------------------------------------
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A  26833A105   10,352 1,554,346 SH          SOLE             1,554,346         0         0
------------------------------------------------------------------------------------------------------------------------------------
ENDO HEALTH SOLUTIONS INC     COM            29264F205  199,433 6,437,482 SH          SOLE             6,437,482         0         0
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC         COM            307000109  216,269 3,253,151 SH          SOLE             3,253,151         0         0
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106  176,220 1,974,449 SH          SOLE             1,974,449         0         0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A           38259P508  221,604   382,030 SH          SOLE               382,030         0         0
------------------------------------------------------------------------------------------------------------------------------------
GROUPON INC                   COM CL A       399473107   21,040 1,979,310 SH          SOLE             1,979,310         0         0
------------------------------------------------------------------------------------------------------------------------------------
HILLSHIRE BRANDS CO           COM            432589109    8,654   298,505 SH          SOLE               298,505         0         0
------------------------------------------------------------------------------------------------------------------------------------
HSN INC                       COM            404303109    1,416    35,095 SH          SOLE                35,095         0         0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ICAD INC                      COM            44934S107       83   184,141 SH          SOLE               184,141         0         0
------------------------------------------------------------------------------------------------------------------------------------
IRONWOOD PHARMACEUTICALS INC  COM CL A       46333X108   28,961 2,101,695 SH          SOLE             2,101,695         0         0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER A      530555101   44,259   891,776 SH          SOLE               891,776         0         0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORPORATION     LIB CAP COM A  530322106   80,233   912,673 SH          SOLE               912,673         0         0
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY SERVICES INC        COM            53635B107   12,643   247,031 SH          SOLE               247,031         0         0
------------------------------------------------------------------------------------------------------------------------------------
MOLINA HEALTHCARE INC         COM            60855R100   20,994   894,878 SH          SOLE               894,878         0         0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    COM            64110D104  291,173 9,150,627 SH          SOLE             9,150,627         0         0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A           65248E104   42,888 1,924,080 SH          SOLE             1,924,080         0         0
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC                      CL B           654106103   45,189   514,795 SH          SOLE               514,795         0         0
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                       COM            62944T105   94,635   111,335 SH          SOLE               111,335         0         0
------------------------------------------------------------------------------------------------------------------------------------
OAKTREE CAP GROUP LLC         UNIT           674001201   37,277 1,110,000 SH          SOLE             1,110,000         0         0
                              99/99/9999
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                   COM            68389X105  159,203 5,360,370 SH          SOLE             5,360,370         0         0
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW             COM            690742101  123,833 4,338,920 SH          SOLE             4,338,920         0         0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    7,664 3,531,953 SH          SOLE             3,531,953         0         0
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                COM            708160106   60,795 2,608,112 SH          SOLE             2,608,112         0         0
------------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC                   COM            73172K104   60,712 5,771,123 SH          SOLE             5,771,123         0         0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             COM NEW        741503403  121,341   182,600 SH          SOLE               182,600         0         0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO         COM            743315103  112,263 5,389,463 SH          SOLE             5,389,463         0         0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103  354,733 6,370,927 SH          SOLE             6,370,927         0         0
------------------------------------------------------------------------------------------------------------------------------------
RALPH LAUREN CORP             CL A           751212101  136,304   973,184 SH          SOLE               973,184         0         0
------------------------------------------------------------------------------------------------------------------------------------
RENREN INC                    SPONSORED ADR  759892102   42,078 9,329,941 SH          SOLE             9,329,941         0         0
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD              COM            806857108  166,620 2,566,940 SH          SOLE             2,566,940         0         0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM            83088M102  243,991 8,930,839 SH          SOLE             8,930,839         0         0
------------------------------------------------------------------------------------------------------------------------------------
SOLARWINDS INC                COM            83416B109   36,505   838,043 SH          SOLE               838,043         0         0
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COM            868536103    3,800   733,600 SH          SOLE               733,600         0         0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC           COM            893641100  163,055 1,214,107 SH          SOLE             1,214,107         0         0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD        SHS            H89128104  123,948 2,345,286 SH          SOLE             2,345,286         0         0
------------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL  COM            91911K102  115,326 2,572,498 SH          SOLE             2,572,498         0         0
------------------------------------------------------------------------------------------------------------------------------------
VISA INC                      COM CL A       92826C839  119,461   966,275 SH          SOLE               966,275         0         0
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM            984332106   88,061 5,562,932 SH          SOLE             5,562,932         0         0
------------------------------------------------------------------------------------------------------------------------------------
YOUKU INC                     SPONSORED ADR  98742U100  199,058 9,181,641 SH          SOLE             9,181,641         0         0
------------------------------------------------------------------------------------------------------------------------------------